Trade and Other Receivables	12 Months Ended
Mar. 31, 2018
Trade and other receivables [abstract]
Trade and Other Receivables
19	TRADE AND OTHER RECEIVABLES

	As At March 31
	2018	2017
	(in thousands)
Trade accounts receivables	$235,191	$226,985
Trade accounts receivables reserve	—	(163)
Credit impairment (loss)	(10,193)	—
Trade accounts receivables net	$224,998	$226,822

Other receivables(*)	20,933	25,683
Prepaid charges	2,700	277
Unbilled revenue	5,592	1,423
Trade and other receivables	$254,223	$254,205

Current trade and other receivables	245,079	242,762
Non-current trade and other receivables	9,144	11,443
	$254,223	$254,205

(*) Includes derivative asset of $282 (2017: Nil) and advance to content vendors $8,056 (2017: $10,201).

The age of financial assets that are past due but not impaired were as follows:

	As At March 31
	2018	2017
	(in thousands)
Not more than three months	40,249	23,593
More than three months but not more than six months	21,102	16,729
More than six months but not more than one year	15,813	43,920
More than one year	37,752	58,516
	$114,916	$142,758

The movements in the trade accounts receivables reserve are as follows:

	As At March 31
	2018	2017	2016
	(in thousands)
As at April 1	$163	$130	$250
Provisions	1,968	2,430	1,315
Amounts written off	(2,131)	(2,397)	(1,435)
As at March 31	$—	$163	$130

The carrying amount of trade accounts receivables and other receivables are considered a reasonable approximation of fair value. Trade and other accounts receivables with a net carrying amount of $92,728 (2017: $60,128) have been pledged against secured borrowings (Refer Note 23).